Expense Example - Allspring Specialty Funds - Classes A, C and Institutional	Mar. 31, 2026 USD ($)
Innovation Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,239
Expense Example, with Redemption, 10 Years	2,045
Innovation Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,205
Precious Metals Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,827
Precious Metals Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	2,159
Precious Metals Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Utility and Telecommunications Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,882
Utility and Telecommunications Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,026